American Beacon Advisors, Inc.

4151 Amon Carter Blvd. MD 2450

Fort Worth, TX 76155

June 20, 2013

VIA EDGAR

---------

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds
1933 Act File No. 33-11387
1940 Act File No. 811-4984

Dear Sir or Madam:

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Value II Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund and American Beacon Short-Term Bond Fund (the “Funds”), each a series of the American Beacon Funds. The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on June 3, 2013 (Accession Number: 0001144204-13-032975), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,

/s/ John Okray
-------------------------
John Okray
Deputy General Counsel

cc:	Kathy K. Ingber, Esq.
K&L Gates LLP